BNY Mellon International Stock Index Fund
Statement of Investments
January 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.6%
Australia — 7.0%
ANZ Group Holdings Ltd.	53,618	1,020,697
APA Group	22,743	96,430
Aristocrat Leisure Ltd.	10,333	485,464
ASX Ltd.	3,548	140,024
BHP Group Ltd.	91,346	2,268,753
BlueScope Steel Ltd.	7,628	100,964
Brambles Ltd.	25,075	308,665
CAR Group Ltd.	6,551	165,232
Cochlear Ltd.	1,151	228,720
Coles Group Ltd.	23,997	290,919
Commonwealth Bank of Australia	30,130	3,007,581
Computershare Ltd.	9,615	210,174
CSL Ltd.	8,717	1,519,751
Endeavour Group Ltd.	29,667	78,018
Fortescue Ltd.	30,769	365,939
Goodman Group	30,907	700,382
Insurance Australia Group Ltd.	43,072	246,356
Macquarie Group Ltd.	6,519	975,929
Medibank Private Ltd.	50,233	124,919
Mineral Resources Ltd.	3,349	72,831
Mirvac Group	70,841	86,983
National Australia Bank Ltd.	55,342	1,381,062
Northern Star Resources Ltd.	20,218	217,453
Orica Ltd.	9,143	100,156
Origin Energy Ltd.	30,428	197,684
Pro Medicus Ltd.	1,027	177,754
Qantas Airways Ltd. (a)	13,619	79,758
QBE Insurance Group Ltd.	27,403	356,743
Ramsay Health Care Ltd.	3,516	73,752
REA Group Ltd. (b)	948	147,184
Reece Ltd.	4,215	62,629
Rio Tinto Ltd. (b)	6,667	486,608
Santos Ltd.	58,043	254,402
Scentre Group	95,277	218,572
SEEK Ltd.	6,328	90,327
SGH Ltd.	3,754	112,119
Sonic Healthcare Ltd.	8,212	145,759
South32 Ltd.	82,813	172,989
Stockland	43,815	140,830
Suncorp Group Ltd.	22,597	292,350
Telstra Group Ltd.	71,118	174,646
The GPT Group	33,724	97,074
The Lottery Corp. Ltd.	39,955	125,442
Transurban Group	55,874	464,779

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Australia — 7.0% (continued)
Treasury Wine Estates Ltd.	14,444	96,982
Vicinity Ltd.	70,810	97,290
Washington H Soul Pattinson & Co. Ltd.	4,440	94,514
Wesfarmers Ltd.	20,430	972,922
Westpac Banking Corp.	61,899	1,298,018
WiseTech Global Ltd.	3,165	243,619
Woodside Energy Group Ltd.	34,159	524,758
Woolworths Group Ltd.	22,243	421,215
		21,814,121
Austria — .2%
Erste Group Bank AG	6,007	370,410
OMV AG	2,577	106,614
Verbund AG	1,286	98,857
		575,881
Belgium — .7%
Ageas SA	2,918	150,812
Anheuser-Busch InBev SA/NV	16,178	800,384
D’ieteren Group	400	67,390
Elia Group SA/NV (b)	480	32,491
Groupe Bruxelles Lambert NV	1,544	107,637
KBC Group NV	4,132	318,661
Lotus Bakeries NV	7	74,797
Sofina SA	257	64,413
Syensqo SA	1,314	104,281
UCB SA	2,315	451,978
Warehouses De Pauw, CVA	3,420	73,796
		2,246,640
Chile — .0%
Antofagasta PLC	7,251	155,086
China — .0%
Yangzijiang Shipbuilding Holdings Ltd.	47,200	105,931
Denmark — 2.7%
AP Moller - Maersk A/S, Cl. A	51	73,877
AP Moller - Maersk A/S, Cl. B	79	116,908
Carlsberg A/S, Cl. B	1,759	184,525
Coloplast A/S, Cl. B	2,291	264,347
Danske Bank A/S	12,319	368,373
Demant A/S (a)	1,568	63,214
DSV A/S	3,679	734,440
Genmab A/S (a)	1,139	225,558
Novo Nordisk A/S, Cl. B	57,981	4,895,092
Novonesis (Novozymes) B, Cl. B	6,405	367,918
Orsted A/S (a),(b),(c)	3,074	118,844
Pandora A/S	1,448	277,893
Rockwool A/S, Cl. B	186	66,143
Tryg A/S	6,052	122,751

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Denmark — 2.7% (continued)
Vestas Wind Systems A/S (a)	18,490	254,320
Zealand Pharma A/S (a)	1,154	117,994
		8,252,197
Finland — 1.0%
Elisa OYJ	2,581	111,225
Fortum OYJ	7,944	115,375
Kesko OYJ, Cl. B	4,868	93,426
Kone OYJ, Cl. B	6,194	321,283
Metso OYJ	11,118	110,725
Neste OYJ	7,601	96,476
Nokia OYJ	97,642	459,925
Nordea Bank Abp	56,801	676,463
Orion OYJ, Cl. B	1,892	102,731
Sampo OYJ, Cl. A	8,832	364,477
Stora Enso OYJ, Cl. R	10,322	114,522
UPM-Kymmene OYJ	9,611	283,161
Wartsila OYJ Abp	9,118	172,674
		3,022,463
France — 10.9%
Accor SA	3,549	183,203
Aeroports de Paris SA	670	76,456
Air Liquide SA	10,410	1,820,768
Airbus SE	10,698	1,854,715
Alstom SA (a)	6,125	121,458
Amundi SA (c)	1,062	74,917
Arkema SA	1,028	82,116
AXA SA	31,703	1,205,371
BioMerieux	721	87,587
BNP Paribas SA	18,322	1,249,156
Bollore SE	13,159	77,948
Bouygues SA	3,370	107,084
Bureau Veritas SA	5,817	181,881
Capgemini SE	2,836	517,657
Carrefour SA	10,083	143,199
Cie de Saint-Gobain SA	8,166	767,340
Cie Generale des Etablissements Michelin SCA	11,950	416,537
Covivio SA/France	1,085	57,742
Credit Agricole SA	19,267	290,719
Danone SA	11,622	813,584
Dassault Aviation SA	346	78,177
Dassault Systemes SE	12,253	480,486
Edenred SE	4,501	155,209
Eiffage SA	1,304	116,771
Engie SA	32,863	542,575
EssilorLuxottica SA	5,352	1,475,210
Eurazeo SE	765	63,211

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
France — 10.9% (continued)
Gecina SA	803	78,513
Getlink SE	5,238	83,981
Hermes International SCA	570	1,610,750
Ipsen SA	659	81,491
Kering SA	1,327	348,907
Klepierre SA	3,792	112,901
La Francaise des Jeux SACA (c)	1,762	67,047
Legrand SA	4,704	482,527
L’Oreal SA	4,323	1,607,758
LVMH Moet Hennessy Louis Vuitton SE	4,952	3,614,024
Orange SA	33,268	358,064
Pernod Ricard SA	3,694	422,304
Publicis Groupe SA	4,169	445,251
Renault SA	3,432	176,772
Rexel SA	4,048	107,421
Safran SA	6,538	1,627,127
Sanofi SA	20,560	2,226,742
Sartorius Stedim Biotech	508	117,732
Schneider Electric SE	9,845	2,505,809
SEB SA	480	45,737
Societe Generale SA	12,884	417,683
Sodexo SA	1,608	118,772
Teleperformance SE	947	89,046
Thales SA	1,694	274,323
TotalEnergies SE	38,849	2,272,627
Unibail-Rodamco-Westfield	2,128	178,505
Veolia Environnement SA	12,632	361,027
Vinci SA	9,006	976,325
		33,850,243
Germany — 9.0%
adidas AG	2,917	771,352
Allianz SE	7,052	2,300,070
BASF SE	16,068	776,939
Bayer AG	17,490	392,639
Bayerische Motoren Werke AG	5,190	423,191
Bechtle AG	1,359	45,819
Beiersdorf AG	1,798	240,523
Brenntag SE	2,327	146,725
Carl Zeiss Meditec AG	751	46,005
Commerzbank AG	17,325	335,735
Continental AG	1,991	142,063
Covestro AG (a)	3,282	201,902
CTS Eventim AG & Co. KGaA	1,095	107,234
Daimler Truck Holding AG	8,889	393,295
Delivery Hero SE (a),(c)	3,430	88,850
Deutsche Bank AG	34,115	670,304

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Germany — 9.0% (continued)
Deutsche Boerse AG	3,390	838,402
Deutsche Lufthansa AG	11,088	72,076
Deutsche Telekom AG	62,840	2,108,904
DHL Group	18,363	663,123
E.ON SE	41,061	486,454
Evonik Industries AG	4,544	85,487
Fresenius Medical Care AG	3,712	184,994
Fresenius SE & Co. KGaA (a)	7,600	291,480
GEA Group AG	2,777	147,068
Hannover Rueck SE	1,083	285,707
Heidelberg Materials AG	2,450	346,805
Henkel AG & Co. KGaA	1,884	145,607
Infineon Technologies AG	23,511	781,831
Knorr-Bremse AG	1,367	108,487
LEG Immobilien SE	1,392	115,063
Mercedes-Benz Group AG	13,482	824,068
Merck KGaA	2,348	356,603
MTU Aero Engines AG	969	332,433
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,408	1,304,986
Nemetschek SE	1,026	123,361
Puma SE	1,864	58,804
Rational AG	90	80,155
Rheinmetall AG	777	608,898
RWE AG	11,471	355,572
SAP SE	18,799	5,236,309
Scout24 SE (c)	1,327	129,059
Siemens AG	13,682	2,944,484
Siemens Energy AG (a)	11,512	690,757
Siemens Healthineers AG (c)	5,076	289,411
Symrise AG	2,411	246,916
Talanx AG	1,145	97,520
Vonovia SE	13,488	414,037
Zalando SE (a),(c)	4,059	152,179
		27,989,686
Hong Kong — 1.9%
AIA Group Ltd.	196,800	1,401,644
BOC Hong Kong Holdings Ltd.	67,500	220,004
CK Asset Holdings Ltd.	33,975	143,154
CK Hutchison Holdings Ltd.	48,475	244,610
CK Infrastructure Holdings Ltd.	11,000	74,870
CLP Holdings Ltd.	29,788	247,656
Futu Holdings Ltd., ADR	988	95,490
Galaxy Entertainment Group Ltd.	40,277	172,548
Hang Seng Bank Ltd. (b)	13,700	171,583
Henderson Land Development Co. Ltd.	25,138	69,493
HKT Trust & HKT Ltd.	69,660	85,663

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Hong Kong — 1.9% (continued)
Hong Kong & China Gas Co. Ltd.	205,267	157,391
Hong Kong Exchanges & Clearing Ltd.	21,642	843,079
Hongkong Land Holdings Ltd.	20,600	89,816
Jardine Matheson Holdings Ltd.	2,746	110,801
Link REIT	47,439	196,455
MTR Corp. Ltd.	27,256	85,977
Power Assets Holdings Ltd.	25,500	164,811
Prudential PLC	48,051	404,061
Sino Land Co. Ltd. (b)	75,631	72,515
SITC International Holdings Co. Ltd.	24,000	57,424
Sun Hung Kai Properties Ltd.	26,199	235,068
Swire Pacific Ltd., Cl. A	6,500	56,320
Techtronic Industries Co. Ltd.	24,365	327,479
The Wharf Holdings Ltd.	19,000	46,424
WH Group Ltd. (c)	150,385	117,549
Wharf Real Estate Investment Co. Ltd.	29,311	72,861
		5,964,746
Ireland — .8%
AerCap Holdings NV	3,509	335,460
AIB Group PLC	32,812	193,853
Bank of Ireland Group PLC	18,286	182,642
DCC PLC	1,815	126,024
Experian PLC	16,556	822,548
James Hardie Industries PLC-CDI (a)	7,731	262,572
Kerry Group PLC, Cl. A	2,799	287,900
Kingspan Group PLC	2,752	192,137
		2,403,136
Israel — .9%
Azrieli Group Ltd.	750	62,257
Bank Hapoalim BM	22,588	290,281
Bank Leumi Le-Israel BM	27,022	338,728
Check Point Software Technologies Ltd. (a)	1,597	348,178
CyberArk Software Ltd. (a)	775	287,509
Elbit Systems Ltd.	477	143,971
Global-e Online Ltd. (a)	1,803	107,982
ICL Group Ltd.	14,585	86,828
Israel Discount Bank Ltd., Cl. A	22,001	161,107
Mizrahi Tefahot Bank Ltd.	2,720	129,618
Monday.com Ltd. (a)	681	173,968
Nice Ltd. (a)	1,121	187,580
Teva Pharmaceutical Industries Ltd., ADR (a)	20,828	369,280
Wix.com Ltd. (a)	932	222,645
		2,909,932
Italy — 2.6%
Amplifon SpA	2,343	62,929
Banco BPM SpA	23,305	205,985

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Italy — 2.6% (continued)
BPER Banca SPA	18,192	124,444
Davide Campari-Milano NV (b)	12,134	70,341
DiaSorin SpA	363	39,051
Enel SpA	146,426	1,043,417
Eni SpA	41,392	588,279
Ferrari NV	2,269	980,618
FinecoBank Banca Fineco SpA	11,257	214,759
Generali	16,907	537,229
Infrastrutture Wireless Italiane SpA (c)	5,672	59,018
Intesa Sanpaolo SpA	263,319	1,145,390
Leonardo SpA	7,170	225,079
Mediobanca Banca di Credito Finanziario SpA	9,185	150,836
Moncler SpA	4,032	256,322
Nexi SpA (a),(c)	9,411	48,034
Poste Italiane SpA (c)	8,271	126,045
Prysmian SpA	4,938	344,961
Recordati Industria Chimica e Farmaceutica SpA	1,870	113,971
Snam SpA	35,622	165,038
Telecom Italia SpA (a)	186,378	51,334
Terna - Rete Elettrica Nazionale	25,163	207,893
UniCredit SpA	26,524	1,222,261
Unipol Assicurazioni SpA	7,214	98,187
		8,081,421
Japan — 22.0%
Advantest Corp.	14,000	781,624
Aeon Co. Ltd.	11,900	288,878
AGC, Inc.	3,460	100,234
Aisin Corp.	9,400	106,822
Ajinomoto Co., Inc.	8,300	334,205
ANA Holdings, Inc.	2,900	54,496
Asahi Group Holdings Ltd.	26,500	287,733
Asahi Kasei Corp.	22,400	152,443
Asics Corp.	12,500	280,957
Astellas Pharma, Inc.	32,595	318,290
Bandai Namco Holdings, Inc.	10,650	265,126
Bridgestone Corp.	10,300	371,171
Brother Industries Ltd.	4,300	76,077
Canon, Inc.	16,817	544,103
Capcom Co. Ltd.	6,400	146,780
Central Japan Railway Co.	14,000	260,782
Chubu Electric Power Co., Inc.	12,100	126,270
Chugai Pharmaceutical Co. Ltd.	12,084	524,670
Concordia Financial Group Ltd.	18,600	108,665
Dai Nippon Printing Co. Ltd.	6,800	100,754
Daifuku Co. Ltd.	5,900	122,379
Dai-ichi Life Holdings, Inc.	16,200	445,070

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Japan — 22.0% (continued)
Daiichi Sankyo Co. Ltd.	31,549	870,016
Daikin Industries Ltd.	4,800	568,529
Daito Trust Construction Co. Ltd.	1,100	117,982
Daiwa House Industry Co. Ltd.	10,400	328,439
Daiwa Securities Group, Inc.	24,700	180,120
Denso Corp.	34,400	478,532
Dentsu Group, Inc.	3,700	86,002
Disco Corp.	1,600	461,549
East Japan Railway Co.	16,600	296,958
Eisai Co. Ltd.	4,600	137,055
ENEOS Holdings, Inc.	49,926	253,372
FANUC Corp. (b)	17,045	512,026
Fast Retailing Co. Ltd.	3,374	1,110,127
Fuji Electric Co. Ltd.	2,400	115,052
FUJIFILM Holdings Corp.	20,200	448,686
Fujikura Ltd.	4,600	186,557
Fujitsu Ltd.	29,800	579,879
Hankyu Hanshin Holdings, Inc.	4,200	107,075
Hikari Tsushin, Inc.	300	68,900
Hitachi Construction Machinery Co. Ltd.	2,100	50,505
Hitachi Ltd.	83,500	2,124,446
Honda Motor Co. Ltd.	80,777	770,036
Hoshizaki Corp.	2,000	74,329
Hoya Corp.	6,300	852,010
Hulic Co. Ltd.	7,000	61,878
Idemitsu Kosan Co. Ltd.	16,075	107,999
Inpex Corp.	16,100	194,120
Isuzu Motors Ltd.	10,100	136,266
ITOCHU Corp.	21,400	991,110
Japan Airlines Co. Ltd.	2,600	42,865
Japan Exchange Group, Inc.	18,300	194,746
Japan Post Bank Co. Ltd.	26,100	271,021
Japan Post Holdings Co. Ltd.	35,100	367,985
Japan Post Insurance Co. Ltd.	3,500	68,423
Japan Real Estate Investment Corp.	110	77,591
Japan Tobacco, Inc.	21,900	561,003
JFE Holdings, Inc.	10,360	120,236
Kajima Corp.	7,300	130,331
Kao Corp.	8,300	330,833
Kawasaki Kisen Kaisha Ltd.	7,000	89,049
KDDI Corp.	27,663	924,983
Keyence Corp.	3,540	1,534,962
Kikkoman Corp.	12,200	128,218
Kirin Holdings Co. Ltd.	14,100	178,597
Kobe Bussan Co. Ltd.	2,600	59,244
Kokusai Electric Corp.	2,700	42,460

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Japan — 22.0% (continued)
Komatsu Ltd.	16,000	488,578
Konami Group Corp.	1,800	166,195
Kubota Corp.	17,200	216,421
Kyocera Corp.	23,700	246,864
Kyowa Kirin Co. Ltd.	4,205	62,901
Lasertec Corp.	1,500	149,618
LY Corp.	48,700	142,839
M3, Inc.	8,200	75,077
Makita Corp.	4,300	128,006
Marubeni Corp.	25,700	384,104
MatsukiyoCocokara & Co.	5,900	87,552
McDonald’s Holdings Co. Japan Ltd.	1,700	64,232
MEIJI Holdings Co. Ltd.	4,184	84,249
Minebea Mitsumi, Inc.	6,800	110,092
Mitsubishi Chemical Group Corp.	24,280	124,378
Mitsubishi Corp.	60,194	966,201
Mitsubishi Electric Corp.	34,200	567,041
Mitsubishi Estate Co. Ltd.	19,500	285,154
Mitsubishi HC Capital, Inc.	14,400	96,049
Mitsubishi Heavy Industries Ltd.	57,700	854,181
Mitsubishi UFJ Financial Group, Inc.	199,890	2,549,936
Mitsui & Co. Ltd.	45,400	903,346
Mitsui Chemicals, Inc.	3,300	72,662
Mitsui Fudosan Co. Ltd.	48,558	441,294
Mitsui O.S.K. Lines Ltd.	6,200	211,390
Mizuho Financial Group, Inc.	43,450	1,206,610
MonotaRO Co. Ltd.	4,900	84,086
MS&AD Insurance Group Holdings, Inc.	23,371	489,586
Murata Manufacturing Co. Ltd.	30,900	492,005
NEC Corp.	4,380	438,438
Nexon Co. Ltd.	6,100	79,723
NIDEC Corp.	15,100	261,849
Nintendo Co. Ltd.	18,750	1,236,742
Nippon Building Fund, Inc.	135	107,499
Nippon Paint Holdings Co. Ltd.	17,200	108,959
Nippon Sanso Holdings Corp.	3,100	88,246
Nippon Steel Corp.	15,761	328,136
Nippon Telegraph & Telephone Corp.	538,000	529,692
Nippon Yusen KK	8,040	253,183
Nissan Motor Co. Ltd.	40,700	112,263
Nissin Foods Holdings Co. Ltd.	3,500	78,465
Nitori Holdings Co. Ltd.	1,400	164,016
Nitto Denko Corp.	12,500	223,089
Nomura Holdings, Inc.	54,100	355,446
Nomura Research Institute Ltd.	6,949	237,152
NTT Data Group Corp.	11,300	220,689

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Japan — 22.0% (continued)
Obayashi Corp.	11,800	159,050
OBIC Co. Ltd.	6,000	179,851
Olympus Corp.	21,100	322,020
Omron Corp.	3,300	109,365
Ono Pharmaceutical Co. Ltd.	6,600	68,640
Oracle Corp.	600	54,953
Oriental Land Co. Ltd.	19,600	442,436
ORIX Corp.	21,000	446,417
Osaka Gas Co. Ltd.	6,500	128,076
Otsuka Corp.	4,400	99,379
Otsuka Holdings Co. Ltd.	7,900	414,420
Pan Pacific International Holdings Corp.	6,800	189,933
Panasonic Holdings Corp.	42,295	435,508
Rakuten Group, Inc. (a)	27,800	176,126
Recruit Holdings Co. Ltd.	25,200	1,775,918
Renesas Electronics Corp. (a)	30,300	411,730
Resona Holdings, Inc.	38,300	286,210
Ricoh Co. Ltd.	9,800	112,884
SBI Holdings, Inc.	4,830	140,233
SCREEN Holdings Co. Ltd.	1,400	98,617
SCSK Corp.	2,700	60,043
Secom Co. Ltd.	7,500	253,055
Seiko Epson Corp.	5,100	92,599
Sekisui Chemical Co. Ltd.	6,700	111,411
Sekisui House Ltd.	10,700	247,191
Seven & i Holdings Co. Ltd.	39,880	634,989
SG Holdings Co. Ltd.	5,500	51,917
Shimadzu Corp.	4,300	125,317
Shimano, Inc.	1,400	197,776
Shin-Etsu Chemical Co. Ltd.	32,400	1,018,826
Shionogi & Co. Ltd.	14,000	206,712
Shiseido Co. Ltd.	7,200	121,513
Shizuoka Financial Group, Inc.	8,400	75,256
SMC Corp.	1,000	379,638
SoftBank Corp.	522,900	674,971
SoftBank Group Corp.	17,240	1,046,105
Sompo Holdings, Inc.	15,910	446,438
Sony Group Corp.	112,400	2,493,027
Subaru Corp.	10,900	191,160
Sumitomo Corp.	19,300	418,616
Sumitomo Electric Industries Ltd.	13,100	246,002
Sumitomo Metal Mining Co. Ltd.	4,400	101,790
Sumitomo Mitsui Financial Group, Inc.	67,100	1,673,444
Sumitomo Mitsui Trust Group, Inc.	11,628	291,047
Sumitomo Realty & Development Co. Ltd.	5,300	184,259
Suntory Beverage & Food Ltd.	2,400	74,695

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Japan — 22.0% (continued)
Suzuki Motor Corp.	28,300	341,034
Sysmex Corp.	9,000	172,984
T&D Holdings, Inc.	8,800	168,232
Taisei Corp.	2,900	121,894
Takeda Pharmaceutical Co. Ltd.	28,623	776,777
TDK Corp.	35,000	426,174
Terumo Corp.	24,200	457,256
The Chiba Bank Ltd.	9,100	77,977
The Kansai Electric Power Co., Inc.	15,699	173,697
TIS, Inc.	3,800	84,284
Toho Co. Ltd.	2,000	90,357
Tokio Marine Holdings, Inc.	33,800	1,124,524
Tokyo Electric Power Co. Holdings, Inc. (a)	28,672	75,629
Tokyo Electron Ltd.	8,100	1,368,584
Tokyo Gas Co. Ltd.	6,100	172,741
Tokyu Corp.	9,410	107,633
TOPPAN Holdings, Inc.	4,200	118,286
Toray Industries, Inc.	24,500	170,526
TOTO Ltd.	2,600	63,854
Toyota Industries Corp.	2,700	226,748
Toyota Motor Corp.	184,875	3,544,446
Toyota Tsusho Corp.	11,500	195,788
Trend Micro, Inc. (a)	2,400	142,829
Unicharm Corp.	20,400	159,812
West Japan Railway Co.	7,900	145,831
Yakult Honsha Co. Ltd.	4,800	87,802
Yamaha Motor Co. Ltd.	15,100	126,957
Yaskawa Electric Corp.	4,300	125,843
Yokogawa Electric Corp.	4,000	88,307
Zensho Holdings Co. Ltd.	1,700	94,122
ZOZO, Inc.	2,300	75,720
		68,340,076
Luxembourg — .2%
ArcelorMittal SA	8,232	206,409
CVC Capital Partners PLC (a),(c)	3,886	92,398
Eurofins Scientific SE	2,425	130,464
Tenaris SA	7,440	141,862
		571,133
Macau — .0%
Sands China Ltd. (a)	43,813	104,818
Netherlands — 4.8%
ABN AMRO Bank NV (c)	8,276	139,214
Adyen NV (a),(c)	392	638,457
Aegon Ltd.	24,260	158,705
Akzo Nobel NV	2,999	171,301
Argenx SE (a)	1,073	715,743

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Netherlands — 4.8% (continued)
ASM International NV	840	494,093
ASML Holding NV	7,194	5,393,550
ASR Nederland NV	2,848	140,783
BE Semiconductor Industries NV	1,382	178,781
Euronext NV (c)	1,382	160,716
EXOR NV	1,795	170,851
Ferrovial SE	8,699	373,608
Heineken Holding NV	2,368	143,095
Heineken NV	5,242	364,893
IMCD NV	1,043	163,816
ING Groep NV	59,471	991,072
JDE Peet’s NV	2,324	40,672
Koninklijke Ahold Delhaize NV	16,731	592,906
Koninklijke KPN NV	69,889	253,107
Koninklijke Philips NV (a)	14,478	400,720
NN Group NV	4,911	226,051
Prosus NV	24,628	944,805
QIAGEN NV	3,853	171,456
Randstad NV	1,918	83,290
Stellantis NV	35,922	483,035
Universal Music Group NV	14,944	417,648
Wolters Kluwer NV	4,294	782,895
		14,795,263
New Zealand — .3%
Auckland International Airport Ltd.	26,832	130,786
Fisher & Paykel Healthcare Corp. Ltd.	10,724	227,478
Infratil Ltd.	16,785	106,150
Mercury NZ Ltd. (b)	12,516	44,554
Meridian Energy Ltd.	24,249	80,713
Xero Ltd. (a)	2,596	295,786
		885,467
Norway — .6%
Aker BP ASA	5,777	120,810
DNB Bank ASA	15,966	339,669
Equinor ASA (b)	15,185	367,125
Gjensidige Forsikring ASA	3,811	78,182
Kongsberg Gruppen ASA	1,576	187,415
Mowi ASA (b)	8,405	168,788
Norsk Hydro ASA	25,607	151,488
Orkla ASA	12,465	115,964
Salmar ASA	1,288	68,219
Telenor ASA	11,043	135,029
Yara International ASA	2,859	85,628
		1,818,317
Poland — .0%
InPost SA (a)	3,883	63,847

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Portugal — .1%
EDP SA	55,521	174,866
Galp Energia SGPS SA	8,548	143,745
Jeronimo Martins SGPS SA	5,390	106,520
		425,131
Singapore — 1.6%
CapitaLand A/Scendas REIT	67,127	127,932
CapitaLand Integrated Commercial Trust	101,159	145,151
CapitaLand Investment Ltd. (b)	41,300	74,759
DBS Group Holdings Ltd.	35,872	1,177,520
Genting Singapore Ltd.	115,727	64,293
Grab Holdings Ltd., Cl. A (a)	38,150	174,727
Keppel Ltd.	26,500	132,208
Oversea-Chinese Banking Corp. Ltd.	60,924	780,042
Sea Ltd., ADR (a)	6,664	811,609
Sembcorp Industries Ltd.	16,000	65,695
Singapore Airlines Ltd. (b)	27,033	126,512
Singapore Exchange Ltd.	15,400	139,042
Singapore Technologies Engineering Ltd.	29,700	105,775
Singapore Telecommunications Ltd.	134,251	328,959
United Overseas Bank Ltd.	22,663	625,525
Wilmar International Ltd.	37,700	86,552
		4,966,301
Spain — 2.7%
Acciona SA	464	52,419
ACS Actividades de Construccion y Servicios SA	3,228	165,025
Aena SME SA (c)	1,350	291,862
Amadeus IT Group SA	8,110	597,345
Banco Bilbao Vizcaya Argentaria SA	103,757	1,189,395
Banco de Sabadell SA	99,609	235,396
Banco Santander SA	278,946	1,436,475
CaixaBank SA	71,449	434,054
Cellnex Telecom SA (c)	9,539	320,524
EDP Renovaveis SA	5,888	55,188
Endesa SA	5,721	126,830
Grifols SA (a),(b)	4,951	42,610
Iberdrola SA	108,848	1,540,214
Iberdrola SA	1,876	26,546
Industria de Diseno Textil SA	19,638	1,074,036
Redeia Corp. SA	7,082	119,313
Repsol SA	21,370	249,847
Telefonica SA (b)	71,780	293,018
		8,250,097
Sweden — 3.6%
AddTech AB, Cl. B	4,674	136,749
Alfa Laval AB	5,298	236,857
Assa Abloy AB, Cl. B	18,044	554,284

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Sweden — 3.6% (continued)
Atlas Copco AB, Cl. A	48,358	812,087
Atlas Copco AB, Cl. B	28,385	424,323
Beijer Ref AB	6,427	95,642
Boliden AB	4,974	149,564
Epiroc AB, Cl. A	12,139	232,208
Epiroc AB, Cl. B	6,825	114,429
EQT AB	6,560	215,712
Essity AB, Cl. B	11,144	282,324
Evolution AB (c)	3,098	238,501
Fastighets AB Balder, Cl. B (a),(b)	11,880	84,859
Getinge AB, Cl. B	4,289	84,366
H & M Hennes & Mauritz AB, Cl. B (b)	10,411	139,154
Hexagon AB, Cl. B	37,102	433,667
Holmen AB, Cl. B	1,257	47,660
Industrivarden AB, Cl. A	2,122	75,481
Industrivarden AB, Cl. C	2,992	105,969
Indutrade AB	4,880	134,854
Investment AB Latour, Cl. B	2,536	66,535
Investor AB, Cl. B	31,161	888,925
L E Lundbergforetagen AB, Cl. B	1,438	69,320
Lifco AB, Cl. B	4,262	140,301
Nibe Industrier AB, Cl. B (b)	26,608	107,005
Saab AB, Cl. B	5,717	123,979
Sagax AB, Cl. B	4,223	93,008
Sandvik AB	19,355	401,491
Securitas AB, Cl. B	8,740	111,498
Skandinaviska Enskilda Banken AB, Cl. A	28,569	404,529
Skanska AB, Cl. B	6,010	129,005
SKF AB, Cl. B	6,101	123,695
Spotify Technology SA (a)	2,758	1,512,901
Svenska Cellulosa AB SCA, Cl. B	10,877	149,895
Svenska Handelsbanken AB, Cl. A	25,995	287,901
Swedbank AB, Cl. A	15,326	333,811
Swedish Orphan Biovitrum AB (a)	3,658	110,784
Tele2 AB, Cl. B	9,639	107,232
Telefonaktiebolaget LM Ericsson, Cl. B	50,477	381,771
Telia Co. AB	42,069	123,804
Trelleborg AB, Cl. B	3,849	145,451
Volvo AB, Cl. A	3,666	101,504
Volvo AB, Cl. B	28,597	791,022
		11,304,057
Switzerland — 10.1%
ABB Ltd.	28,472	1,561,544
Adecco Group AG	2,935	70,318
Alcon AG	8,996	826,950
Avolta AG	1,769	80,452

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Switzerland — 10.1% (continued)
Bachem Holding AG	615	39,469
Baloise Holding AG	781	142,780
Banque Cantonale Vaudoise	548	55,357
Barry Callebaut AG	62	68,212
BKW AG	365	62,360
Chocoladefabriken Lindt & Spruengli AG	18	207,521
Chocoladefabriken Lindt & Spruengli AG-PC	2	227,066
Cie Financiere Richemont SA, Cl. A	9,678	1,881,937
Clariant AG	4,234	47,791
Coca-Cola HBC AG	3,860	134,487
DSM-Firmenich AG	3,379	346,401
EMS-Chemie Holding AG	132	93,701
Galderma Group AG (a)	1,430	173,814
Geberit AG	612	343,244
Givaudan SA	166	726,700
Glencore PLC	186,704	811,387
Helvetia Holding AG	656	114,886
Holcim AG	9,383	947,212
Julius Baer Group Ltd.	3,736	263,766
Kuehne + Nagel International AG	891	203,098
Logitech International SA	2,780	279,236
Lonza Group AG	1,300	830,744
Nestle SA	47,168	4,012,711
Novartis AG	35,483	3,723,816
Partners Group Holding AG	408	624,040
Roche Holding AG	12,648	3,971,812
Roche Holding AG-BR	600	199,879
Sandoz Group AG	7,497	359,230
Schindler Holding AG	419	118,236
Schindler Holding AG-PC	752	217,983
SGS SA	2,725	264,855
SIG Group AG	5,764	125,818
Sika AG	2,745	703,166
Sonova Holding AG	917	321,390
STMicroelectronics NV	12,248	277,310
Straumann Holding AG	2,044	292,545
Swiss Life Holding AG	513	420,764
Swiss Prime Site AG	1,409	161,051
Swiss Re AG	5,430	831,119
Swisscom AG	478	269,506
Temenos AG	1,086	92,949
The Swatch Group AG-BR	523	97,336
UBS Group AG	59,212	2,102,570
VAT Group AG (c)	499	193,628
Zurich Insurance Group AG	2,635	1,602,265
		31,524,412

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
United Arab Emirates — .0%
NMC Health PLC (a),(d)	4,176	1
United Kingdom — 13.9%
3i Group PLC	17,524	848,261
Admiral Group PLC	4,784	160,333
Anglo American PLC	22,877	675,233
Ashtead Group PLC	7,865	517,431
Associated British Foods PLC	5,947	140,247
AstraZeneca PLC	27,910	3,925,660
Auto Trader Group PLC (c)	16,287	159,615
Aviva PLC	49,016	312,383
BAE Systems PLC	54,408	825,716
Barclays PLC	261,645	963,509
Barratt Redrow PLC	24,946	140,889
Berkeley Group Holdings PLC	1,802	86,736
BP PLC	291,179	1,525,364
British American Tobacco PLC	35,868	1,421,793
BT Group PLC (b)	115,501	203,215
Bunzl PLC	5,957	254,672
Centrica PLC	91,457	161,591
Coca-Cola Europacific Partners PLC	3,742	293,934
Compass Group PLC	30,549	1,057,167
Croda International PLC	2,348	97,353
Diageo PLC	40,059	1,201,497
Endeavour Mining PLC	3,548	72,278
Entain PLC	11,423	100,107
GSK PLC	74,625	1,300,012
Haleon PLC	151,656	704,579
Halma PLC	6,765	255,245
Hargreaves Lansdown PLC	6,442	88,061
Hikma Pharmaceuticals PLC	2,927	83,181
HSBC Holdings PLC	327,746	3,436,690
Imperial Brands PLC	14,443	487,273
Informa PLC	23,919	256,950
InterContinental Hotels Group PLC	2,832	379,933
Intertek Group PLC	2,943	186,465
J Sainsbury PLC	29,724	93,759
JD Sports Fashion PLC	48,799	53,923
Kingfisher PLC	32,868	100,334
Land Securities Group PLC	12,705	92,155
Legal & General Group PLC	107,805	323,876
Lloyds Banking Group PLC	1,104,204	853,499
London Stock Exchange Group PLC	8,608	1,284,503
M&G PLC	39,994	103,392
Marks & Spencer Group PLC	37,494	156,109
Melrose Industries PLC	22,706	172,635
Mondi PLC	7,775	121,708

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
United Kingdom — 13.9% (continued)
National Grid PLC	88,102	1,070,311
NatWest Group PLC	127,091	682,480
Next PLC	2,114	260,857
Pearson PLC	10,792	179,640
Persimmon PLC	5,752	90,290
Phoenix Group Holdings PLC	13,333	86,378
Reckitt Benckiser Group PLC	12,445	822,449
RELX PLC	33,544	1,674,046
Rentokil Initial PLC	45,798	226,458
Rio Tinto PLC	20,298	1,230,942
Rolls-Royce Holdings PLC (a)	153,115	1,150,475
Schroders PLC	13,613	59,751
Segro PLC	23,523	209,238
Severn Trent PLC	4,860	152,275
Shell PLC	111,692	3,709,372
Smith & Nephew PLC	15,397	197,016
Smiths Group PLC	6,232	159,641
Spirax Group PLC	1,304	130,882
SSE PLC	19,795	400,432
Standard Chartered PLC	37,701	510,461
Taylor Wimpey PLC	65,189	97,195
Tesco PLC	123,359	569,290
The Sage Group PLC	18,089	302,337
Unilever PLC	44,693	2,566,816
United Utilities Group PLC	12,409	157,398
Vodafone Group PLC	399,986	340,613
Whitbread PLC	3,241	113,041
Wise PLC, Cl. A (a)	12,172	168,126
WPP PLC	19,550	187,473
		43,184,949
Total Common Stocks (cost $149,192,705)		303,605,352

	Preferred Dividend Rate (%)
Preferred Stocks — .4%
Germany — .4%
Bayerische Motoren Werke AG	6.02	1,015	77,445
Dr. Ing. h.c. F. Porsche AG (c)	2.31	2,067	132,175
Henkel AG & Co. KGaA	1.85	3,079	269,012
Porsche Automobil Holding SE	2.56	2,696	106,839
Sartorius AG	0.74	470	136,522
Volkswagen AG	9.06	3,692	377,799
Total Preferred Stocks (cost $889,008)			1,099,792

Statement of Investments (Unaudited) (continued)

Description	Number of Rights	Value ($)
Rights — .0%
Spain — .0%
ACS Actividades de Construccion y Servicios SA (cost $1,524)	3,228	1,594

	1-Day Yield (%)	Shares
Investment Companies — 1.4%
Registered Investment Companies — 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $4,357,858)	4.42	4,357,858	4,357,858
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $331,501)	4.42	331,501	331,501
Total Investments (cost $154,772,596)		99.5%	309,396,097
Cash and Receivables (Net)		.5%	1,647,137
Net Assets		100.0%	311,043,234

ADR—American Depositary Receipt
BR—Bearer Certificate
CDI—CREST Depository Interest
CVA—Company Voluntary Arrangement
PC—Participation Certificate
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2025, the value of the fund’s securities on loan was $2,550,167 and the value of the collateral was
$2,755,971, consisting of cash collateral of $331,501 and U.S. Government & Agency securities valued at $2,424,470.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, these securities amounted to $3,638,043 or 1.2% of net assets.

(d)	The fund held Level 3 securities at January 31, 2025. These securities were valued at $1 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	41	3/21/2025	4,713,957	4,859,525	145,568
Gross Unrealized Appreciation					145,568
See notes to statement of investments.

Statement of Investments
BNY Mellon International Stock Index Fund

January 31, 2025 (Unaudited)
The following is a summary of the inputs used as of January 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	298,209,409	5,395,942††	1	303,605,352
Equity Securities - Preferred Stocks	1,099,792	—	—	1,099,792
Rights	1,594	—	—	1,594
Investment Companies	4,689,359	—	—	4,689,359
	304,000,154	5,395,942	1	309,396,097
Other Financial Instruments:
Futures†††	145,568	—	—	145,568
	145,568	—	—	145,568

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2025 are set forth in the Statement of Investments.
At January 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $154,769,069, consisting of $162,255,191 gross unrealized appreciation and $7,486,122 gross unrealized depreciation.
At January 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.